Statutory Reserves - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juhuo Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juhuo Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Zhengju Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengju Information Technology Co Ltd CNY
Statutory Reserve [Line Items]
Allocation of profit percentage to General Reserve				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a general reserve fund as a percentage of its registered capital				50.00%
Minimum required percentage of the entity's after-tax profits to allocate to a statutory surplus fund				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital				50.00%
Statutory and General Reserve Fund	$ 7,800,310	48,596,713	14,125,819		$ 802,555	5,000,000	$ 1,860,122	11,588,745	$ 2,315,695	14,427,011	$ 401,278	2,500,000	$ 93,250	580,957	$ 2,327,410	14,500,000
Retained earnings appropriated	$ 64,959,456	404,703,908	368,750,172